General and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Notes and other explanatory information [abstract]
Directors’ fees (Note 15)	$ 60	$ 107
Insurance	85	99
Office and general	67	19
Shareholder information	158	128
Professional fees	189	101
Salaries and benefits (Note 15)	558	484
Consulting	177	51
Share-based compensation expense (Notes 12 and 15)	810	753
Travel and accommodation	78	47
Depreciation	13	40
Other	16	8
Total general and administrative expenses	$ 2,211	$ 1,837